Taxes - Components of the deferred tax (Details) $ in Thousands	12 Months Ended
Oct. 31, 2021 CAD ($)
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	$ (1,935)
Acquired business combination	(9,342)
Recognized in earnings	2,700
Deferred income tax asset (liability) end of year	(8,577)
Capital assets
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(2,422)
Acquired business combination	(11,656)
Recognized in earnings	1,801
Deferred income tax asset (liability) end of year	(12,277)
Right-of-use assets/liabilities
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(1,709)
Acquired business combination	88
Recognized in earnings	2,072
Deferred income tax asset (liability) end of year	451
Other
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(1,535)
Acquired business combination	2,039
Recognized in earnings	2,596
Deferred income tax asset (liability) end of year	3,100
Non-capital loss carry-forwards
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	8,774
Acquired business combination	9,825
Recognized in earnings	445
Deferred income tax asset (liability) end of year	19,044
Tax benefits not recognized
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(5,043)
Acquired business combination	(9,638)
Recognized in earnings	(4,214)
Deferred income tax asset (liability) end of year	(18,895)
Deferred income tax assets
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	250
Recognized in earnings	(250)
Deferred income tax liabilities
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(2,185)
Acquired business combination	(9,342)
Recognized in earnings	2,950
Deferred income tax asset (liability) end of year	$ (8,577)